Financial Assets and Financial Liabilities - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Cash and cash equivalents at banks and on hand	€ 1,692.7	€ 1,210.2	€ 519.1	€ 411.5